Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 9,497	$ 9,273
Unrealized gains on securities:
Non-credit related unrealized gains on securities with OTTI	113	0
Unrealized (losses) gains on securities without OTTI	(661)	844
Less re-class adjustment for gains on securities included in net income	0	(178)
Tax Impact	218	(266)
Total unrealized gains on securities	(330)	400
Total other comprehensive income	(330)	400
Total comprehensive income	$ 9,167	$ 9,673